Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Total operating profit from continuing operations		£ 4,475	£ 4,879	£ 4,371
Adjustments for:
Gain on sale of investments		0	(846)	(228)
Other fair value movements		(16)	21	(65)
Depreciation, amortisation and impairment		2,061	1,984	1,830
Share-based payments		37	48	38
Changes in working capital		(147)	547	(223)
Changes in provisions		840	(155)	149
Changes in pensions and other post-retirement benefit obligations		31	(46)	(84)
Cash generated from operations – continuing operations		7,281	6,432	5,788
Tax paid		(342)	(89)	(298)
Net cash inflow from operating activities – continuing operations		6,939	6,343	5,490
Net cash inflow from operating activities – discontinued operations		0	555	782
Cash flows from investing activities
Purchases of intangible assets		(549)	(567)	(446)
Purchases of property, plant and equipment		(6,904)	(6,325)	(5,098)
Disposals of property, plant and equipment		52	87	26
Investments in joint ventures and associates		(332)	(443)	(265)
Dividends received from joint ventures, associates and other investments		176	190	166
Disposal of financial and other investments		102	116	215
Acquisition of financial investments		(81)	(95)	(197)
Net movements in short-term financial investments		(1,141)	586	(781)
Interest received		148	65	40
Cash inflows on derivatives		123	0	17
Cash outflows on derivatives		0	(362)	(122)
Insurance claim from loss of property, plant and equipment		143	79	0
Net cash flow (used in)/from investing activities – continuing operations		(7,601)	804	(13,885)
Net cash flow from/(used in) investing activities – discontinued operations		102	(564)	(125)
Cash flows from financing activities
Proceeds from issue of treasury shares		20	16	33
Transactions in own shares		(4)	1	(3)
Proceeds received from loans		5,563	11,908	12,347
Repayment of loans		(1,701)	(15,260)	(1,261)
Payments of lease liabilities		(118)	(155)	(117)
Net movements in short-term borrowings		544	(511)	(11)
Cash inflows on derivatives		86	190	20
Cash outflows on derivatives		(58)	(118)	(114)
Interest paid		(1,627)	(1,430)	(1,053)
Dividends paid to shareholders		(1,718)	(1,607)	(922)
Net cash flow from/(used in) financing activities – continuing operations		987	(6,966)	8,919
Net cash flow used in financing activities – discontinued operations		0	(207)	(1,150)
Net increase/(decrease) in cash and cash equivalents		427	(35)	31
Supplemental Cash Flow Information Abstract [Abstract]
Reclassification to held for sale		(30)	9	(11)
Exchange movements		(1)	7	5
Cash and cash equivalents at start of year		163	182	157
Cash and cash equivalents at end of year		559	163	182
Millennium Pipeline Company, LLC
Cash flows from investing activities
Disposal of interests in the UK Gas Transmission business, in The Narragansett Electric Company, in Millennium Pipeline Company LLC and in St William Homes LLP		0	497	0
National Grid Electricity Distribution
Cash flows from investing activities
Acquisition of National Grid Electricity Distribution and Contributions to National Grid Renewables and Emerald Energy Venture LLC	[1]	0	0	(7,837)
UK Gas Transmission business
Cash flows from investing activities
Disposal of interests in the UK Gas Transmission business, in The Narragansett Electric Company, in Millennium Pipeline Company LLC and in St William Homes LLP	[2]	681	4,027	0
The Narragansett Electric Company
Cash flows from investing activities
Disposal of interests in the UK Gas Transmission business, in The Narragansett Electric Company, in Millennium Pipeline Company LLC and in St William Homes LLP	[2]	0	2,968	0
St William Homes LLP
Cash flows from investing activities
Disposal of interests in the UK Gas Transmission business, in The Narragansett Electric Company, in Millennium Pipeline Company LLC and in St William Homes LLP		0	0	413
National Grid Renewables and Emerald Energy Venture LLC
Cash flows from investing activities
Acquisition of National Grid Electricity Distribution and Contributions to National Grid Renewables and Emerald Energy Venture LLC		£ (19)	£ (19)	£ (16)

[1]	Balance consists of cash consideration paid and cash acquired from National Grid Electricity Distribution (NGED).
[2]	The balance for the year ended 31 March 2023 consists of cash proceeds received, net of cash disposed.